Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of accrued Liabilities

At March 31, 2021 and December 31, 2020, accrued liabilities consisted of the following:

	March 31,	December 31,
	2021	2020
Accrued wages and benefits	$195,861	$60,988
Interest	—	62,317
Other	18,399	19,631

At December 31, 2020 and December 31, 2019, accrued liabilities consisted of the following:

	2020	2019
Accrued wages and benefits	$60,988	$77,368
Accrued expenses relating to vendors and others	—	45,719
Interest	62,317	31,530
Other	19,631	3,433
	$142,936	$158,050